Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,561,939.60

Principal:
Principal Collections	$21,208,823.00
Prepayments in Full	$13,007,887.01
Liquidation Proceeds	$592,156.07
Recoveries	$24,141.25
Sub Total	$34,833,007.33
Collections	$38,394,946.93

Purchase Amounts:
Purchase Amounts Related to Principal	$298,928.27
Purchase Amounts Related to Interest	$1,758.12
Sub Total	$300,686.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,695,633.32

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,695,633.32
Servicing Fee	$819,645.10	$819,645.10	$0.00	$0.00	$37,875,988.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,875,988.22
Interest - Class A-2 Notes	$65,167.49	$65,167.49	$0.00	$0.00	$37,810,820.73
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$37,427,360.73
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$37,276,749.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,276,749.06
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$37,202,551.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,202,551.73
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$37,139,411.73
Third Priority Principal Payment	$2,184,314.85	$2,184,314.85	$0.00	$0.00	$34,955,096.88
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$34,877,750.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,877,750.38
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$3,307,750.38
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,307,750.38
Residuel Released to Depositor	$0.00	$3,307,750.38	$0.00	$0.00	$0.00
Total		$38,695,633.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,184,314.85
Regular Principal Payment					$31,570,000.00
Total					$33,754,314.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,754,314.85	$74.27	$65,167.49	$0.14	$33,819,482.34	$74.41
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$33,754,314.85	$20.96	$813,922.99	$0.51	$34,568,237.84	$21.47

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$126,130,632.94	0.2775151	$92,376,318.09	0.2032482
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$941,590,632.94	0.5847082	$907,836,318.09	0.5637474

Pool Information
Weighted Average APR	4.389%	4.379%
Weighted Average Remaining Term	47.44	46.57
Number of Receivables Outstanding	48,228	47,223
Pool Balance	$983,574,121.53	$948,080,641.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$941,590,632.94	$907,836,318.09
Pool Factor	0.5971817	0.5756317

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$40,244,323.15
Targeted Overcollateralization Amount	$40,244,323.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,244,323.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		124	$385,685.94
(Recoveries)		59	$24,141.25
Net Losses for Current Collection Period			$361,544.69
Cumulative Net Losses Last Collection Period			$3,642,123.80
Cumulative Net Losses for all Collection Periods			$4,003,668.49

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.23%	513	$11,690,405.43
61-90 Days Delinquent	0.14%	56	$1,323,068.61
91-120 Days Delinquent	0.04%	17	$350,708.21
Over 120 Days Delinquent	0.06%	26	$604,719.84
Total Delinquent Receivables	1.47%	612	$13,968,902.09

Repossession Inventory:
Repossessed in the Current Collection Period		38	$913,041.75
Total Repossessed Inventory		56	$1,455,404.42

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4905%
Preceding Collection Period			0.6656%
Current Collection Period			0.4492%
Three Month Average			0.5351%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2471%
Preceding Collection Period			0.2364%
Current Collection Period			0.2096%
Three Month Average			0.2311%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer